Invested Assets and Investment Income - Summary of Total Investment Expenses (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investment Expenses [Line Items]
Total investment expenses	CAD 1,673	CAD 1,646
Related to invested assets [Member]
Investment Expenses [Line Items]
Total investment expenses	625	581
Related to segregated, mutual and other funds [Member]
Investment Expenses [Line Items]
Total investment expenses	CAD 1,048	CAD 1,065